Perritt Micro Cap Opportunities Fund
Schedule of Investments (Unaudited)			July 31, 2023

Shares		COMMON STOCKS - 97.33%	Value
		Air Freight & Logistics - 4.32%
330,000		Radiant Logistics, Inc. (a)	$2,541,000
			2,541,000
		Automobile Components - 0.78%
40,000		Motorcar Parts of America, Inc. (a)	358,800
4,200		Strattec Security Corp. (a)	98,238
			457,038
		Banks - 0.95%
5,000		Farmers & Merchants Bancorp, Inc.	106,600
20,000		First Internet Bancorp	450,800
			557,400
		Capital Markets - 9.82%
261,999		Heritage Global, Inc. (a)	998,216
167,000		Silvercrest Asset Management Group, Inc. - Class A	3,480,280
406,600		U.S. Global Investors, Inc. - Class A	1,297,054
			5,775,550
		Chemicals - 5.31%
25,000		Advanced Emissions Solutions, Inc. (a)	59,000
134,900		Flexible Solutions International, Inc. - ADR (b)	385,814
215,000		Northern Technologies International Corp.	2,676,750
			3,121,564
		Commercial Services & Supplies - 4.38%
20,000		CECO Environmental Corp. (a)	240,800
165,717		Perma-Fix Environmental Services, Inc. (a)	1,622,369
108,000		Quest Resource Holding Corp. (a)	714,960
			2,578,129
		Communications Equipment - 2.97%
16,000		Aviat Networks, Inc. (a)	489,120
175,000		Ceragon Networks, Ltd. - ADR (a)(b)	353,500
182,612		PCTEL, Inc.	903,929
			1,746,549
		Construction & Engineering - 3.34%
26,500		Bowman Consulting Group Ltd. (a)	918,225
35,000		Matrix Service Co. (a)	221,550
25,223		Northwest Pipe Co. (a)	821,765
			1,961,540
		Consumer Finance - 0.92%
60,000		EZCORP, Inc. - Class A (a)	543,600
			543,600
		Diversified Consumer Services - 1.69%
57,901		Lincoln Educational Services Corp. (a)	411,676
80,000		Universal Technical Institute, Inc. (a)	582,400
			994,076
		Diversified Telecommunication Services - 0.64%
25,000		Ooma, Inc. (a)	375,000
			375,000
		Electrical Equipment - 1.28%
65,000		Broadwind, Inc. (a)	247,000
40,000		LSI Industries, Inc.	504,000
			751,000
		Electronic Equipment, Instruments & Components - 5.22%
23,924		Arlo Technologies, Inc. (a)	271,777
26,000		Bel Fuse, Inc. - Class B	1,394,900
66,545		Coda Octopus Group, Inc. (a)	576,945
33,000		Identiv, Inc. (a)	254,430
210,605		Powerfleet, Inc. (a)	570,739
			3,068,791
		Energy Equipment & Services - 2.91%
325,000		CSI Compressco LP	367,250
40,000		Geospace Technologies Corp. (a)	320,400
130,000		Newpark Resources, Inc. (a)	717,600
216,995		Profire Energy, Inc. (a)	303,793
			1,709,043
		Entertainment - 0.91%
50,000		Chicken Soup For The Soul Entertainment, Inc. (a)	60,000
363,500		WildBrain Ltd. - ADR (a)(b)	472,550
			532,550
		Financial Services - 3.30%
31,000		A-Mark Precious Metals, Inc.	1,264,490
20,000		SWK Holdings Corp. (a)	322,800
200,000		Usio, Inc. (a)	352,000
			1,939,290
		Food Products - 1.57%
249,659		MamaMancini's Holdings, Inc. (a)	926,235
			926,235
		Health Care Equipment & Supplies - 0.46%
90,000		Sensus Healthcare, Inc. (a)	270,000
			270,000
		Health Care Providers & Services - 2.62%
13,793		InfuSystem Holdings, Inc. (a)	142,344
137,500		Quipt Home Medical Corp. - ADR (a)(b)	730,125
79,000		Viemed Healthcare, Inc. - ADR (a)(b)	667,550
			1,540,019
		Health Care Technology - 0.65%
139,000		iCAD, Inc. (a)	385,030
			385,030
		Hotels, Restaurants & Leisure - 1.61%
84,000		Century Casinos, Inc. (a)	667,800
103,000		Galaxy Gaming, Inc. (a)	278,100
			945,900
		Household Durables - 4.39%
20,000		Lovesac Co. (a)	585,600
80,000		Legacy Housing Corp. (a)	1,897,600
63,632		Singing Machine Co., Inc. (a)	100,539
			2,583,739
		Interactive Media and Services - 0.67%
103,800		DHI Group, Inc. (a)	391,326
			391,326
		IT Services - 2.33%
56,000		DecisionPoint Systems, Inc. (a)	291,760
96,117		Information Services Group, Inc.	495,003
270,000		Research Solutions, Inc. (a)	580,500
			1,367,263
		Machinery - 7.49%
53,557		Commercial Vehicle Group, Inc. (a)	562,349
36,000		Gencor Industries, Inc. (a)	549,000
17,512		L B Foster Co. - Class A (a)	245,518
10,000		Manitowoc Co., Inc. (a)	181,200
35,000		Mayville Engineering Co., Inc. (a)	423,150
40,000		Miller Industries, Inc.	1,517,600
30,000		Shyft Group, Inc.	432,900
68,000		TechPrecision Corp. (a)	493,000
			4,404,717
		Marine Transportation - 0.94%
25,000		Euroseas Ltd. - ADR (b)	550,250
			550,250
		Metals & Mining - 3.02%
30,000		Ampco-Pittsburgh Corp. (a)	108,600
200,000		Avino Silver & Gold Mines Ltd. - ADR (a)(b)	149,860
120,000		Endeavour Silver Corp. - ADR (a)(b)	421,200
41,429		Fortitude Gold Corp.	270,531
100,000		Gold Resource Corp.	63,630
88,000		McEwen Mining, Inc. (a)	762,080
			1,775,901
		Mortgage Real Estate Investment Trusts - 1.37%
52,997		Chicago Atlantic Real Estate Finance, Inc.	807,674
			807,674
		Oil, Gas & Consumable Fuels - 4.02%
150,890		Evolution Petroleum Corp.	1,409,313
60,000		PHX Minerals, Inc.	193,800
115,000		Vaalco Energy, Inc.	511,750
10,000		Vitesse Energy, Inc.	251,900
			2,366,763
		Pharmaceuticals - 3.25%
271,250		Assertio Holdings, Inc. (a)	1,543,413
25,000		Medexus Pharmaceuticals, Inc. - ADR (a)(b)	39,625
45,000		ProPhase Labs, Inc. (a)	327,600
			1,910,638
		Professional Services - 5.25%
37,523		BGSF, Inc.	379,733
160,800		DLH Holdings Corp. (a)	1,616,040
39,636		Hudson Global, Inc. (a)	892,602
14,000		Where Food Comes From, Inc. (a)	196,140
			3,084,515
		Semiconductors & Semiconductor Equipment - 1.35%
30,000		Photronics, Inc. (a)	793,500
			793,500
		Software - 0.53%
21,720		American Software, Inc. - Class A	250,432
59,800		Intrusion, Inc. (a)	62,790
			313,222
		Specialty Retail - 2.01%
15,000		Build-A-Bear Workshop, Inc.	368,250
350,000		Polished.com, Inc. (a)	220,955
341,842		Xcel Brands, Inc. (a)	591,387
			1,180,592
		Technology Hardware, Storage & Peripherals - 1.15%
43,750		Boxlight Corp. - Class A (a)	102,813
81,000		Immersion Corp.	571,860
			674,673
		Textile, Apparel & Luxury Goods - 1.81%
14,000		Delta Apparel, Inc. (a)	115,920
40,000		Lakeland Industries, Inc.	618,800
35,000		Superior Group of Cos., Inc.	330,050
			1,064,770
		Trading Companies & Distributors - 1.47%
7,000		BlueLinx Holdings, Inc. (a)	659,680
10,000		Karat Packaging, Inc.	203,300
			862,980
		Utilities - 0.63%
30,000		Pure Cycle Corp. (a)	369,600
			369,600

		TOTAL COMMON STOCKS (Cost $35,492,621)	$57,221,427

		SHORT-TERM INVESTMENTS - 2.58%
1,518,210		Money Market Funds - 2.58%
		U.S. Bank Money Market Deposit Account, 5.20% (c)	$1,518,210

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,518,210)	$1,518,210

		Total Investments (Cost $37,010,831) - 99.91%	$58,739,637
		Other Assets in Excess of Liabilities - 0.09%	51,459
		TOTAL NET ASSETS - 100.00%	$58,791,096

	Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	(a)	Non-income producing security.
	(b)	Foreign issued security.
	(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2023.